Schedule of Investments (unaudited) October 31, 2019	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 40.7%
Abeona Therapeutics Inc.(a)	136	$322
ACADIA Pharmaceuticals Inc.(a)	412	17,473
Acceleron Pharma Inc.(a)	188	8,436
Achillion Pharmaceuticals Inc.(a)	624	4,000
Acorda Therapeutics Inc.(a)(b)	204	337
Aduro Biotech Inc.(a)	184	210
Adverum Biotechnologies Inc.(a)	303	2,203
Agenus Inc.(a)	348	901
Alder Biopharmaceuticals Inc., NVS	312	275
Alexion Pharmaceuticals Inc.(a)	845	89,063
Allakos Inc.(a)	135	9,261
Allogene Therapeutics Inc.(a)	190	5,472
Alnylam Pharmaceuticals Inc.(a)(b)	527	45,712
AMAG Pharmaceuticals Inc.(a)	128	1,242
Amgen Inc.	1,179	251,422
Amicus Therapeutics Inc.(a)	1,102	9,290
AnaptysBio Inc.(a)	68	2,565
ANI Pharmaceuticals Inc.(a)	28	2,187
Apellis Pharmaceuticals Inc.(a)	135	3,968
Arena Pharmaceuticals Inc.(a)	256	12,471
ArQule Inc.(a)	498	5,035
Arrowhead Pharmaceuticals Inc.(a)(b)	360	14,418
Assembly Biosciences Inc.(a)	88	1,453
Atara Biotherapeutics Inc.(a)	128	1,398
Audentes Therapeutics Inc.(a)(b)	201	5,407
Avrobio Inc.(a)	121	1,757
BioCryst Pharmaceuticals Inc.(a)	428	856
Biogen Inc.(a)	741	221,344
Biohaven Pharmaceutical Holding Co. Ltd.(a)	83	3,811
BioMarin Pharmaceutical Inc.(a)	850	62,228
Bio-Rad Laboratories Inc., Class A(a)	8	2,653
Bluebird Bio Inc.(a)(b)	191	15,471
Blueprint Medicines Corp.(a)	225	15,489
Cambrex Corp.(a)	48	2,867
Cara Therapeutics Inc.(a)(b)	144	2,989
Celgene Corp.(a)	2,353	254,195
Celldex Therapeutics Inc.(a)	44	99
ChemoCentryx Inc.(a)	132	1,135
Cymabay Therapeutics Inc.(a)	319	1,432
CytomX Therapeutics Inc.(a)	156	956
Deciphera Pharmaceuticals Inc.(a)	141	6,252
Denali Therapeutics Inc.(a)	344	5,390
Dicerna Pharmaceuticals Inc.(a)	192	3,166
Dynavax Technologies Corp.(a)	256	1,303
Editas Medicine Inc.(a)(b)	192	4,001
Emergent BioSolutions Inc.(a)	128	7,316
Epizyme Inc.(a)	240	2,762
Esperion Therapeutics Inc.(a)	124	4,931
Exact Sciences Corp.(a)	184	16,008
Exelixis Inc.(a)	1,288	19,900
Fate Therapeutics Inc.(a)	220	3,289
FibroGen Inc.(a)	312	12,215
Five Prime Therapeutics Inc.(a)	180	711
Geron Corp.(a)	492	704
Gilead Sciences Inc.	3,387	215,786
GlycoMimetics Inc.(a)(b)	185	977
Gossamer Bio Inc.(a)(b)	256	5,267
Guardant Health Inc.(a)(b)	90	6,255

Security	Shares	Value

Biotechnology (continued)
Halozyme Therapeutics Inc.(a)	480	$7,354
ImmunoGen Inc.(a)	758	1,804
Immunomedics Inc.(a)(b)	804	12,864
Incyte Corp.(a)	356	29,875
Innoviva Inc.(a)	236	2,742
Insmed Inc.(a)	360	6,692
Intercept Pharmaceuticals Inc.(a)	88	6,405
Intrexon Corp.(a)(b)	176	894
Ionis Pharmaceuticals Inc.(a)	580	32,318
Iovance Biotherapeutics Inc.(a)	508	10,734
Karyopharm Therapeutics Inc.(a)(b)	224	2,621
Krystal Biotech Inc.(a)	54	2,218
Lexicon Pharmaceuticals Inc.(a)	212	786
Ligand Pharmaceuticals Inc.(a)	96	10,446
MacroGenics Inc.(a)	160	1,360
Medicines Co. (The)(a)	312	16,377
Mirati Therapeutics Inc.(a)	155	14,598
Moderna Inc.(a)	1,013	16,968
Myriad Genetics Inc.(a)	140	4,714
Nektar Therapeutics(a)	781	13,375
Novavax Inc.(a)(b)	64	267
Omeros Corp.(a)(b)	188	2,978
Pieris Pharmaceuticals Inc.(a)	256	847
PTC Therapeutics Inc.(a)	202	8,260
Puma Biotechnology Inc.(a)	156	1,061
Radius Health Inc.(a)	200	5,688
Regeneron Pharmaceuticals Inc.(a)	348	106,585
REGENXBIO Inc.(a)	136	4,854
Retrophin Inc.(a)	188	2,256
Rigel Pharmaceuticals Inc.(a)	716	1,468
Rocket Pharmaceuticals Inc.(a)(b)	105	1,527
Sage Therapeutics Inc.(a)	227	30,792
Sangamo Therapeutics Inc.(a)(b)	396	3,584
Seattle Genetics Inc.(a)(b)	492	52,841
Solid Biosciences Inc.(a)	65	718
Sorrento Therapeutics Inc.(a)	276	419
Spark Therapeutics Inc.(a)	152	16,594
Stemline Therapeutics Inc.(a)	148	1,480
Theravance Biopharma Inc.(a)(b)	94	1,515
Ultragenyx Pharmaceutical Inc.(a)	224	8,991
United Therapeutics Corp.(a)	188	16,890
Vericel Corp.(a)	95	1,508
Vertex Pharmaceuticals Inc.(a)	1,181	230,862
Viking Therapeutics Inc.(a)(b)	258	1,669
WaVe Life Sciences Ltd.(a)	84	2,124
ZIOPHARM Oncology Inc.(a)(b)	608	2,566

		2,101,525

Chemicals — 0.0%
Codexis Inc.(a)	181	2,447

Electrical Components & Equipment — 0.2%
Universal Display Corp.	56	11,210

Health Care – Products — 3.7%
Abbott Laboratories	277	23,160
Axogen Inc.(a)	56	696
Baxter International Inc.	464	35,589
Cooper Companies Inc. (The)	64	18,624
Genomic Health Inc.(a)	41	2,734
Glaukos Corp.(a)	104	6,638

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care – Products (continued)
Haemonetics Corp.(a)	52	$6,278
Hologic Inc.(a)	144	6,957
ICU Medical Inc.(a)	20	3,232
IDEXX Laboratories Inc.(a)	40	11,401
Insulet Corp.(a)	59	8,574
Integra LifeSciences Holdings Corp.(a)	68	3,948
Intersect ENT Inc.(a)	72	1,283
Intuitive Surgical Inc.(a)	22	12,165
Lantheus Holdings Inc.(a)	112	2,335
Merit Medical Systems Inc.(a)	52	1,074
Nevro Corp.(a)	56	4,827
Novocure Ltd.(a)	220	15,761
OPKO Health Inc.(a)(b)	916	1,301
Repligen Corp.(a)	88	6,995
ResMed Inc.	109	16,123

		189,695

Health Care – Services — 1.2%
Catalent Inc.(a)	208	10,119
Charles River Laboratories International Inc.(a)	72	9,359
IQVIA Holdings Inc.(a)	208	30,039
Medpace Holdings Inc.(a)	39	2,872
Natera Inc.(a)	76	2,927
Syneos Health Inc.(a)	112	5,617

		60,933

Pharmaceuticals — 53.6%
AbbVie Inc.	3,413	271,504
Aclaris Therapeutics Inc.(a)(b)	136	238
Adamas Pharmaceuticals Inc.(a)	92	378
Aerie Pharmaceuticals Inc.(a)	180	3,994
Agios Pharmaceuticals Inc.(a)	228	6,858
Aimmune Therapeutics Inc.(a)	192	5,341
Akcea Therapeutics Inc.(a)	52	953
Akebia Therapeutics Inc.(a)	384	1,432
Akorn Inc.(a)	208	1,038
Alector Inc.(a)	139	2,341
Alkermes PLC(a)	524	10,234
Allergan PLC	842	148,285
AmerisourceBergen Corp.	56	4,781
Amneal Pharmaceuticals Inc.(a)(b)	537	1,654
Amphastar Pharmaceuticals Inc.(a)	132	2,550
Anika Therapeutics Inc.(a)	40	2,816
Athenex Inc.(a)	140	1,546
Axsome Therapeutics Inc.(a)	90	2,167
Bausch Health Companies Inc.(a)(b)	888	22,058
Bristol-Myers Squibb Co.	4,635	265,910
Catalyst Pharmaceuticals Inc.(a)	301	1,424
Clovis Oncology Inc.(a)	232	735
Coherus Biosciences Inc.(a)	196	3,405
Collegium Pharmaceutical Inc.(a)(b)	108	1,296
Concert Pharmaceuticals Inc.(a)	96	598
Corbus Pharmaceuticals Holdings Inc.(a)(b)	224	1,158
Corcept Therapeutics Inc.(a)(b)	440	6,420
Cyclerion Therapeutics Inc.(a)(b)	60	143
Cytokinetics Inc.(a)	216	2,516
Dermira Inc.(a)	276	1,846
DexCom Inc.(a)(b)	118	18,200
Dova Pharmaceuticals Inc.(a)	64	1,825
Eagle Pharmaceuticals Inc./DE(a)	56	3,511
Elanco Animal Health Inc.(a)	709	19,157

Security	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Co.	2,073	$236,218
Enanta Pharmaceuticals Inc.(a)	68	4,140
Endo International PLC(a)	202	927
Flexion Therapeutics Inc.(a)	156	2,679
G1 Therapeutics Inc.(a)	88	1,867
Global Blood Therapeutics Inc.(a)	270	12,947
Heron Therapeutics Inc.(a)	328	6,970
Horizon Therapeutics PLC(a)	734	21,220
Intellia Therapeutics Inc.(a)(b)	136	1,698
Intra-Cellular Therapies Inc.(a)	208	1,924
Ironwood Pharmaceuticals Inc.(a)	600	6,024
Jazz Pharmaceuticals PLC(a)	225	28,267
Johnson & Johnson	4,014	530,009
Jounce Therapeutics Inc.(a)	72	260
Kura Oncology Inc.(a)	148	2,217
La Jolla Pharmaceutical Co.(a)	92	645
Lannett Co. Inc.(a)	116	1,379
Madrigal Pharmaceuticals Inc.(a)	38	3,512
Mallinckrodt PLC(a)	174	550
MediciNova Inc.(a)(b)	164	1,322
Merck & Co. Inc.	4,785	414,668
Momenta Pharmaceuticals Inc.(a)	324	5,016
Mylan NV(a)	1,297	24,838
MyoKardia Inc.(a)	140	8,026
Neurocrine Biosciences Inc.(a)	442	43,975
Odonate Therapeutics Inc.(a)	64	2,033
Pacira BioSciences Inc.(a)	152	6,154
Paratek Pharmaceuticals Inc.(a)	124	383
Perrigo Co. PLC	252	13,361
Pfizer Inc.	8,828	338,730
Portola Pharmaceuticals Inc.(a)	356	10,292
PRA Health Sciences Inc.(a)	84	8,208
Prestige Consumer Healthcare Inc.(a)(b)	64	2,269
Principia Biopharma Inc.(a)	68	2,401
Progenics Pharmaceuticals Inc.(a)	308	1,635
Ra Pharmaceuticals Inc.(a)	99	4,660
Reata Pharmaceuticals Inc., Class A(a)(b)	72	14,838
Revance Therapeutics Inc.(a)	144	2,255
Rhythm Pharmaceuticals Inc.(a)	80	1,706
Sarepta Therapeutics Inc.(a)	374	31,064
Spectrum Pharmaceuticals Inc.(a)	468	3,632
Supernus Pharmaceuticals Inc.(a)	220	6,114
Synergy Pharmaceuticals Inc.(a)(b)	1,136	7
TG Therapeutics Inc.(a)	236	1,612
TherapeuticsMD Inc.(a)(b)	640	1,702
Tricida Inc.(a)	76	2,843
UroGen Pharma Ltd.(a)	65	1,471
Vanda Pharmaceuticals Inc.(a)	224	3,026
Voyager Therapeutics Inc.(a)	128	1,970
Xencor Inc.(a)	240	8,210
Zoetis Inc.	816	104,383
Zogenix Inc.(a)	198	8,841

		2,763,410

Telecommunications — 0.0%
InterDigital Inc.	36	1,931

Total Common Stocks — 99.4% (Cost: $4,990,921)		5,131,151

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	248,664	$248,788
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	23,000	23,000

		271,788

Total Short-Term Investments — 5.3% (Cost: $271,752)		271,788

Total Investments in Securities — 104.7% (Cost: $5,262,673)		5,402,939

Other Assets, Less Liabilities — (4.7)%		(242,826)

Net Assets — 100.0%		$5,160,113

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	187,167	61,497	248,664	$248,788	$435	(a)	$(3)	$(8)
BlackRock Cash Funds: Treasury, SL Agency Shares	73,000	(50,000)	23,000	23,000	225		—	—

				$271,788	$660		$(3)	$(8)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,130,876	$275	$—	$5,131,151
Money Market Funds	271,788	—	—	271,788

	$5,402,664	$275	$—	$5,402,939

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3